CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (11,254)	€ (11,633)
Depreciation and amortization	2,174	2,336
Foreign currency exchange differences on loans to subsidiaries	(1,589)	(919)
Foreign currency translation reserve reclassified to profit or loss	(1,475)
Change in fair value of bond funds	773	137
Share-based compensation expense	49	261
Change in impairment of trade receivables	120	52
Non-cash interest expense on long-term debt	2,540	1,447
Change in fair value of derivative equity forward	2,311	1,942
Change in inventory allowance	597	166
Loss on disposal of property, plant and equipment and intangible assets	23	17
Interest paid	129	201
Interest received	(75)	(85)
Other	(87)	(27)
Change in working capital	(1,635)	225
Trade and other receivables, inventories and current assets	(6,163)	(3,313)
Trade payables	773	681
Other liabilities, contract liabilities and provisions	3,776	2,976
Change in restricted cash		(127)
Income tax payable/receivables	(21)	8
Total	(7,399)	(5,880)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(574)	(166)
Proceeds from disposal of financial assets	12,581
Payments to acquire financial assets		(10,482)
Interest received	75	85
Total	12,082	(10,563)
Cash Flow from financing activities
Repayment of lease liabilities	(356)	(247)
Repayment of long-term debt	(1,522)	(881)
Proceeds from issue of ordinary shares in the form of ADS		26,619
Share issue cost		(3,217)
Change in restricted cash	294	(2,000)
Interest paid	(129)	(201)
Total	(1,713)	20,073
Net increase (decrease) in cash and cash equivalents	2,970	3,630
Cash and cash equivalents at beginning of period	7,027	5,324
Changes to cash and cash equivalents due to foreign exchanges rates	240	(177)
Cash and cash equivalents at end of period	€ 10,237	€ 8,777